Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	$ 39,682	$ 42,245
Service cost	1,315	1,169	3,886
Interest cost	2,159	2,051	2,200
Curtailment		(7,407)
Actuarial loss (gain)	8,480	2,082
Benefits paid	(524)	(458)
Benefit obligation, end of year	51,112	39,682	42,245
Change in plan assets:
Fair value of assets, beginning of year	34,354	28,583
Actual return on plan assets	(536)	3,895
Employer contributions	1,758	2,334
Benefits paid	(524)	(458)
Fair value of assets, end of year	35,052	34,354	28,583
Unfunded status	(16,060)	(5,328)
SERP [Member]
Change in benefit obligation:
Benefit obligation, beginning of year	73,840	61,079
Service cost	5,197	4,661	4,437
Interest cost	3,434	3,728	2,469
Plan amendment		(24)
Actuarial loss (gain)	5,225	4,396
Benefits paid	(1,546)
Benefit obligation, end of year	86,150	73,840	61,079
Change in plan assets:
Benefits paid	(1,546)
Unfunded status	$ (86,150)	$ (73,840)